PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Less: Accumulated depreciation	$ (6,600,108)	$ (4,820,569)	$ (2,262,855)
Total Property and Equipment, Net	12,118,730	11,117,184	12,081,816
Land [Member]
Property and equipment	0	178,683	178,683
Processing and Rail Facilities [Member]
Property and equipment	2,802,855	2,914,422	2,914,422
Surface Equipment [Member]
Property and equipment	4,532,724	3,957,603	3,751,054
Mining Rights [Member]
Property and equipment	2,036,567	0
Underground Equipment [Member]
Property and equipment	$ 9,346,692	$ 8,887,045	$ 7,500,512